Provisions (Tables)	12 Months Ended
Jun. 30, 2025
Provisions
Schedule of provisions

(in € thousands)	Dismantling	Other	Total
As of June 30, 2023	2,646	—	2,646
Additions	143	—	143
Releases	—	—	—
Utilizations	—	—	—
As of June 30, 2024	2,789	—	2,789
Additions	—	5,507	5,507
Additions through business combination	—	7,360	7,360
Releases	(484)	(1,119)	(1,603)
Utilizations	—	(661)	(661)
Currency translation	(101)	—	(101)
As of June 30, 2035	2,305	10,985	13,290